Fees Summary	Jun. 06, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 10,730,250.10
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 10,730,250.10
Narrative - Max Aggregate Offering Amount | shares	3,461,371
Final Prospectus	true